Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Contingent Consideration [abstract]
At the beginning of the year	£ 630.7	£ 976.5
Earnouts paid (note 11)	(120.2)	(199.1)	£ (92.3)
New acquisitions	48.6	163.7
Revision of estimates taken to goodwill (note 12)	(68.3)	(60.7)
Revaluation of payments due to vendors (note 6)	(82.6)	(208.6)
Exchange adjustments	6.5	(41.1)
At end of year	£ 414.7	£ 630.7	£ 976.5